EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended																																																																																																										12 Months Ended								1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Level 1 [Member]	Dec. 31, 2012 Level 1 [Member]	Dec. 31, 2013 Level 2 [Member]	Dec. 31, 2012 Level 2 [Member]	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2013 Return Seeking Securities [Member]	Dec. 31, 2013 Liability Matching Securities [Member]	Dec. 31, 2012 Equity Securities [Member]	Dec. 31, 2012 Fixed Income Securities [Member]	Dec. 31, 2013 Cash [Member]	Dec. 31, 2013 Cash [Member] Level 1 [Member]	Dec. 31, 2013 Cash [Member] Level 2 [Member]	Dec. 31, 2013 Cash [Member] Level 3 [Member]	Dec. 31, 2013 Domestic Common Stocks [Member]	Dec. 31, 2012 Domestic Common Stocks [Member]	Dec. 31, 2013 Domestic Common Stocks [Member] Level 1 [Member]	Dec. 31, 2012 Domestic Common Stocks [Member] Level 1 [Member]	Dec. 31, 2013 Domestic Common Stocks [Member] Level 2 [Member]	Dec. 31, 2012 Domestic Common Stocks [Member] Level 2 [Member]	Dec. 31, 2013 Domestic Common Stocks [Member] Level 3 [Member]	Dec. 31, 2012 Domestic Common Stocks [Member] Level 3 [Member]	Dec. 31, 2013 International Common Stocks [Member]	Dec. 31, 2012 International Common Stocks [Member]	Dec. 31, 2013 International Common Stocks [Member] Level 1 [Member]	Dec. 31, 2012 International Common Stocks [Member] Level 1 [Member]	Dec. 31, 2013 International Common Stocks [Member] Level 2 [Member]	Dec. 31, 2012 International Common Stocks [Member] Level 2 [Member]	Dec. 31, 2013 International Common Stocks [Member] Level 3 [Member]	Dec. 31, 2012 International Common Stocks [Member] Level 3 [Member]	Dec. 31, 2013 Commingled Equity Funds [Member]	Dec. 31, 2012 Commingled Equity Funds [Member]	Dec. 31, 2013 Commingled Equity Funds [Member] Level 1 [Member]	Dec. 31, 2012 Commingled Equity Funds [Member] Level 1 [Member]	Dec. 31, 2013 Commingled Equity Funds [Member] Level 2 [Member]	Dec. 31, 2012 Commingled Equity Funds [Member] Level 2 [Member]	Dec. 31, 2013 Commingled Equity Funds [Member] Level 3 [Member]	Dec. 31, 2012 Commingled Equity Funds [Member] Level 3 [Member]	Dec. 31, 2013 Mutual Funds [Member]	Dec. 31, 2012 Mutual Funds [Member]	Dec. 31, 2013 Mutual Funds [Member] Level 1 [Member]	Dec. 31, 2012 Mutual Funds [Member] Level 1 [Member]	Dec. 31, 2013 Mutual Funds [Member] Level 2 [Member]	Dec. 31, 2012 Mutual Funds [Member] Level 2 [Member]	Dec. 31, 2013 Mutual Funds [Member] Level 3 [Member]	Dec. 31, 2012 Mutual Funds [Member] Level 3 [Member]	Dec. 31, 2013 Other Equity Securities [Member]	Dec. 31, 2012 Other Equity Securities [Member]	Dec. 31, 2013 Other Equity Securities [Member] Level 1 [Member]	Dec. 31, 2012 Other Equity Securities [Member] Level 1 [Member]	Dec. 31, 2013 Other Equity Securities [Member] Level 2 [Member]	Dec. 31, 2012 Other Equity Securities [Member] Level 2 [Member]	Dec. 31, 2013 Other Equity Securities [Member] Level 3 [Member]	Dec. 31, 2012 Other Equity Securities [Member] Level 3 [Member]	Dec. 31, 2013 Corporate Debt Securities [Member]	Dec. 31, 2012 Corporate Debt Securities [Member]	Dec. 31, 2013 Corporate Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Level 1 [Member]	Dec. 31, 2013 Corporate Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Level 2 [Member]	Dec. 31, 2013 Corporate Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Level 3 [Member]	Dec. 31, 2013 Commingled Bond Funds [Member]	Dec. 31, 2012 Commingled Bond Funds [Member]	Dec. 31, 2013 Commingled Bond Funds [Member] Level 1 [Member]	Dec. 31, 2012 Commingled Bond Funds [Member] Level 1 [Member]	Dec. 31, 2013 Commingled Bond Funds [Member] Level 2 [Member]	Dec. 31, 2012 Commingled Bond Funds [Member] Level 2 [Member]	Dec. 31, 2013 Commingled Bond Funds [Member] Level 3 [Member]	Dec. 31, 2012 Commingled Bond Funds [Member] Level 3 [Member]	Dec. 31, 2013 U.S. Treasury Debt Securities [Member]	Dec. 31, 2012 U.S. Treasury Debt Securities [Member]	Dec. 31, 2013 U.S. Treasury Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 U.S. Treasury Debt Securities [Member] Level 1 [Member]	Dec. 31, 2013 U.S. Treasury Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 U.S. Treasury Debt Securities [Member] Level 2 [Member]	Dec. 31, 2013 U.S. Treasury Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 U.S. Treasury Debt Securities [Member] Level 3 [Member]	Dec. 31, 2013 Collective Trust Funds [Member]	Dec. 31, 2012 Collective Trust Funds [Member]	Dec. 31, 2013 Collective Trust Funds [Member] Level 1 [Member]	Dec. 31, 2012 Collective Trust Funds [Member] Level 1 [Member]	Dec. 31, 2013 Collective Trust Funds [Member] Level 2 [Member]	Dec. 31, 2012 Collective Trust Funds [Member] Level 2 [Member]	Dec. 31, 2013 Collective Trust Funds [Member] Level 3 [Member]	Dec. 31, 2012 Collective Trust Funds [Member] Level 3 [Member]	Dec. 31, 2013 U.S. Government Agency Asset-Backed Debt Securities [Member]	Dec. 31, 2012 U.S. Government Agency Asset-Backed Debt Securities [Member]	Dec. 31, 2013 U.S. Government Agency Asset-Backed Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 U.S. Government Agency Asset-Backed Debt Securities [Member] Level 1 [Member]	Dec. 31, 2013 U.S. Government Agency Asset-Backed Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 U.S. Government Agency Asset-Backed Debt Securities [Member] Level 2 [Member]	Dec. 31, 2013 U.S. Government Agency Asset-Backed Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 U.S. Government Agency Asset-Backed Debt Securities [Member] Level 3 [Member]	Dec. 31, 2013 Corporate Asset-Backed Debt Securities [Member]	Dec. 31, 2012 Corporate Asset-Backed Debt Securities [Member]	Dec. 31, 2013 Corporate Asset-Backed Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Corporate Asset-Backed Debt Securities [Member] Level 1 [Member]	Dec. 31, 2013 Corporate Asset-Backed Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Corporate Asset-Backed Debt Securities [Member] Level 2 [Member]	Dec. 31, 2013 Corporate Asset-Backed Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Corporate Asset-Backed Debt Securities [Member] Level 3 [Member]	Dec. 31, 2013 Other Fixed-Income Securities [Member]	Dec. 31, 2012 Other Fixed-Income Securities [Member]	Dec. 31, 2013 Other Fixed-Income Securities [Member] Level 1 [Member]	Dec. 31, 2012 Other Fixed-Income Securities [Member] Level 1 [Member]	Dec. 31, 2013 Other Fixed-Income Securities [Member] Level 2 [Member]	Dec. 31, 2012 Other Fixed-Income Securities [Member] Level 2 [Member]	Dec. 31, 2013 Other Fixed-Income Securities [Member] Level 3 [Member]	Dec. 31, 2012 Other Fixed-Income Securities [Member] Level 3 [Member]	Dec. 31, 2013 Other Investments [Member]	Dec. 31, 2012 Other Investments [Member]	Dec. 31, 2013 Other Investments [Member] Level 1 [Member]	Dec. 31, 2012 Other Investments [Member] Level 1 [Member]	Dec. 31, 2013 Other Investments [Member] Level 2 [Member]	Dec. 31, 2012 Other Investments [Member] Level 2 [Member]	Dec. 31, 2013 Other Investments [Member] Level 3 [Member]	Dec. 31, 2012 Other Investments [Member] Level 3 [Member]	Dec. 31, 2013 Plan Amendment [Member]	Dec. 31, 2013 Qualified Pension Plans [Member]	Dec. 31, 2012 Qualified Pension Plans [Member]	Dec. 31, 2013 Nonqualified Pension Plan [Member]	Dec. 31, 2012 Nonqualified Pension Plan [Member]
Funded Status of Plans
Projected benefit obligation at beginning of year	$ 3,071	$ 2,342																																																																																																																									$ 2,513	$ 3,025	$ 37	$ 46
Service cost	204	169	132
Interest cost	139	131	114
Actuarial (gain) loss	(609)	465
Plan amendment	(41)	0
Settlements	(4)	0
Benefits paid	(210)	(36)																																																																																																																								(167)
Projected benefit obligation at end of year	2,550	3,071	2,342																																																																																																																								2,513	3,025	37	46
Accumulated benefit obligation at end of year	2,166	2,564																																																																																																																									2,129	2,520	37	44
Fair value of plan assets at beginning of year	2,862	2,292																																																																																																																									3,124	2,862	0	0
Actual return on plan assets	470	317
Employer contributions	6	289
Settlements	(4)	0
Benefits paid	(210)	(36)																																																																																																																								(167)
Fair value of plan assets at end of year	3,124	2,862	2,292																																																																																																																								3,124	2,862	0	0
Funded status	574	(209)
Amounts Recognized in the Consolidated Balance Sheet
Noncurrent asset	611	0
Current liability	(5)	(5)
Noncurrent liability	(32)	(204)
Total amounts recognized in assets and liabilities	574	(209)
Net actuarial loss accumulated in other comprehensive income (loss), net	(211)	(1,155)
Prior year service (cost) credit accumulated in other comprehensive income (loss), net	37	(1)
Total amounts recognized in TWC shareholders' equity	(174)	(1,156)
Net Periodic Benefit Costs
Service cost	204	169	132
Interest cost	139	131	114
Expected return on plan assets	(214)	(176)	(150)
Amounts amortized	75	59	27
Settlement loss	1	0	0
Net periodic benefit costs	205	183	123
Amounts that will be amortized from accumulated other comprehensive income (loss), net, into net periodic benefit cost in the next fiscal year	(3)
Weighted Average Assumptions
Weighted-average assumptions used in calculating benefit obligation, discount rate	5.27%	4.31%	5.21%
Weighted-average assumptions used in calculating benefit obligation, rate of compensation increase	4.75%	4.75%	5.25%
Weighted-average assumptions used in calculating net period benefit cost, expected long-term return on plan assets	7.50%	7.75%	8.00%
Weighted-average assumptions used in calculating net period benefit cost, discount rate	4.31%	5.21%	5.90%
Weighted-average assumptions used in calculating net period benefit cost, rate of compensation increase	4.75%	5.25%	5.25%
Weighted-average assumptions used in calculating net period benefit cost in next fiscal year, expected long-term return on plan assets	7.50%
Pension Assets
Target investment allocation										70.00%	30.00%	65.00%	35.00%																																																																																																					0.00%	0.00%
Actual investment allocation										73.30%	26.40%	65.00%	34.60%																																																																																																					0.30%	0.40%
Pension investment assets, fair value	3,113	2,859		1,977	1,723	1,126	1,123	10	13					1	1	0	0	1,272	970	1,272	970	0	0	0	0	491	437	491	437	0	0	0	0	338	371	0	0	338	371	0	0	73	77	73	77	0	0	0	0	7	3	7	3	0	0	0	0	343	296	0	0	343	296	0	0	233	242	0	0	233	242	0	0	133	237	133	237	0	0	0	0	63	102	0	0	63	102	0	0	28	27	0	0	28	27	0	0	11	9	0	0	11	9	0	0	110	76	0	0	110	76	0	0	10	12	0	(1)	0	0	10	13
Pension investment assets, accrued investment income	67	7
Pension investment assets, accrued liabilities	(56)	(4)
Plan assets, fair value	3,124	2,862	2,292																																																																																																																								3,124	2,862	0	0
Pension investment assets at beginning of year								13	28
Purchases								1	3
Sales								(4)	(20)
Sales, net								(3)	(17)
Actual return on investment assets sold during the year								0	2
Pension investment assets at end of year								10	13
Expected Cash Flows
Expected future pension benefit payments one year from balance sheet date	42
Expected future pension benefit payments more than one and within two years from balance sheet date	49
Expected future pension benefit payments more than two and within three years from balance sheet date	57
Expected future pension benefit payments more than three and within four years from balance sheet date	67
Expected future pension benefit payments more than four and within five years from balance sheet date	79
Expected future pension benefit payments more than five years from balance sheet date	608
Multiemployer Plans
Employer contributions to multiemployer plans	44	42	41
Multiemployer plans funded percentage for green zone status	60.00%
Defined Contribution Plan
Matching employer contributions to defined contribution plan	$ 82	$ 77	$ 70